POST-EMPLOYMENT BENEFITS (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of defined benefit plans [line items]
Estimated contribution to fund our defined benefit pension plans for 2018	$ 5
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	Discount rate – liabilities High-quality (minimum AA) fixed income investments with cash flows that match the currency, timing and amount of the expected cash flows of the plans Rate of return – assets Long-term expectations of inflation and real return for each asset class, weighted in accordance with the investment policy for the plans Real returns and inflation Current market conditions, historical capital market data and future expectations Life expectancy Actuarial mortality tables published in Canada and the United States
Change in discount rate, impact on defined benefit obligation	$ 53
Stated percentage impact sensitivity	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Participants of retirement benefit plan receiving benefits, percentage	5.00%